Taxes (Details narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%
Net income exempt from income tax	$ 2,800,000	$ 4,020,000.00	$ 3,840,000
Tax savings from tax break	$ 691,394	$ 1,004,365	$ 960,097
Per share effect of the tax exemption	$ 0.03	$ 0.01	$ 0.06
Cumulative net operating loss	$ 700,000
Valuation allowance	$ 18,168	$ 13,569
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%
One Customer
Total sales	31.00%
Accounts receivable	65.00%	75.00%
Customer Two
Total sales	16.00%	14.00%
Accounts receivable	34.00%	18.00%
Supplier One
Total Purchase	23.00%	37.00%	41.00%
Advances to supplier	35.00%	32.00%
Supplier Two
Total Purchase	21.00%	20.00%	39.00%
Advances to supplier	26.00%	28.00%
Supplier Three
Total Purchase		18.00%
Advances to supplier	15.00%	24.00%
Supplier Four
Total Purchase		16.00%
Advances to supplier	15.00%	16.00%
Minimum
Corporate income tax at a statutory rate	5.00%
Represents the amount of threshold taxable income for determining tax rate.	$ 1,000,000
Scenario of Taxable Income Not More Than One Million.
Corporate income tax at a statutory rate	5.00%
Scenario of Taxable Income Not More Than One Million. | Minimum
Represents the amount of threshold taxable income for determining tax rate.	$ 1,000,000
Scenario of Taxable Income Between One Million And Three Million.
Corporate income tax at a statutory rate	10.00%
Scenario of Taxable Income Between One Million And Three Million. | Maximum
Represents the amount of threshold taxable income for determining tax rate.	$ 3,000,000